SUPPLEMENT DATED DECEMBER 1, 2006
                                     TO THE

                               RYDEX SERIES FUNDS

Rydex Series Funds A-Class and C-Class Shares Prospectus Dated August 1, 2006,
Rydex Series Funds Investor and H-Class Shares Prospectus Dated August 1, 2006,
Rydex Series Funds Advisor and H-Class Shares Prospectus Dated August 1, 2006,
Rydex Series Funds H-Class Shares Alternative Strategy Funds Prospectus Dated August 1, 2006,
Rydex Series Funds A-Class and C-Class Shares Alternative Strategy Funds Prospectus Dated August 1, 2006,
Rydex Series Funds H-Class Shares Essential Portfolios Prospectus Dated June 30, 2006, and
Rydex Series Funds A-Class and C-Class Shares Essential Portfolios Prospectus Dated June 30, 2006, and
Rydex Series Funds Statement of Additional Information Dated August 1, 2006


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX SERIES FUNDS PROSPECTUSES (THE "PROSPECTUSES") AND STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI, AS APPLICABLE.

--------------------------------------------------------------------------------

I. PROSPECTUS AMENDMENT TO "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES," "ACTIVE INVESTORS AND MARKET TIMING," AND "REDEMPTION FEES" SECTIONS

   Effective  immediately,  the  ABSOLUTE  RETURN  STRATEGIES,   HEDGED  EQUITY,
   ESSENTIAL PORTFOLIO CONSERVATIVE, ESSENTIAL PORTFOLIO AGGRESSIVE and ESSENTIAL PORTFOLIO MODERATE FUNDS, and effective January 1, 2007, the SECTOR ROTATION, MULTI-CAP CORE EQUITY and COMMODITIES FUNDS (the "Funds"), have adopted the following Frequent Trading and Redemption Fee Policy:

         FREQUENT  TRADING AND  REDEMPTION FEE POLICY
         In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Funds charge a 1.00% redemption fee on redemptions of shares that have been held for less than thirty (30) days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the applicable Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with a Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

         The Funds reserve the right to waive the redemption fee in their discretion where either a Fund believes such waiver is in the best interest of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; and (vi) redemptions in accounts participating in certain approved asset allocation programs.

II. COMMODITIES FUND - AMENDMENT TO THE "PRINCIPAL INVESTMENT STRATEGY" AND "PRINCIPAL RISKS" SECTIONS

     o Under the heading "Commodities Fund" in the Rydex Series Funds A-Class and C-Class Shares Prospectus, Rydex Series Funds Investor and H-Class Shares Prospectus and Rydex Series Funds Advisor and H-Class Shares Prospectus, the third sentence under the sub-heading "Principal Investment Strategy" is deleted and replaced with the following.

                The Fund will seek to gain exposure to the GSCI(R) Total Return Index by investing in commodity-linked structured notes, ETFs that provide exposure to the commodities markets, and in commodity-linked derivative instruments, including swap agreements, commodity options, and futures and options on futures, and equity securities.

     o Under the heading "Commodities Fund" in the Rydex Series Funds A-Class and C-Class Shares Prospectus, Rydex Series Funds Investor and H-Class Shares Prospectus and Rydex Series Funds Advisor and H-Class Shares Prospectus, the following has been added as a principal risk of investing in the Fund.

                INVESTMENTS IN EXCHANGE-TRADED FUNDS ("ETFS") RISK - ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Further, in part because of these additional expenses, the performance of an ETF may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the ETF. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying investments of the ETF, because shares of an ETF are traded at market prices, the market price may vary from the net asset value of its underlying investments.

III.     AMENDMENT TO "MINIMUM AMOUNTS" SECTIONS

     o   In the Rydex  Series  Funds  Investor  and H-Class  Shares  Prospectus,
         Advisor and H-Class Shares Prospectus, H-Class Shares Alternative Strategy Funds Prospectus, and H-Class Shares Essential Portfolios Prospectus, the section entitled "Minimum Amounts" under "Investing With Rydex: Shareholder Information" has been deleted and replaced with the following:

                MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

                The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

                o $1,000 for retirement accounts
                o $2,500 for all other accounts

                Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING
                RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance, which may be different than the amounts above.

                For new IRA accounts, held directly at Rydex, to meet minimum investment amount requirements, you must transfer an existing IRA (or multiple IRAs) to open an IRA account with Rydex.

                There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

IV.      PROSPECTUS   AMENDMENT  TO   "MANAGEMENT   OF  THE  FUNDS  -  PORTFOLIO
         MANAGEMENT" SECTIONS

     o In the Rydex Series Funds H-Class Shares Essential Portfolios Prospectus and Rydex Series Funds A-Class and C-Class Shares Essential Portfolios Prospectus the following disclosure replaces the fourth paragraph under the heading "Management of the Funds" and the sub-heading "Portfolio Management":

                MICHAEL J. DELLAPA, CFA joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) Advantage, Healthcare, Biotechnology, and Consumer Products Funds, which are offered in a separate prospectus. In 2005, Mr. Dellapa became director of investment research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and an MBA from the University of Chicago. Mr. Dellapa has co-managed the Funds since June 2006.

                Mr.  Byrum  generally  oversees  all  aspects of the  day-to-day management of the Funds and reviews the activities of Messrs. King and Dellapa. Mr. King generally oversees the day-to-day management of each Fund. Mr. Dellapa heads the firm's investment research efforts and oversees the selection of equity securities for each of the Funds. Each of the portfolio managers is a member of Rydex's Investment Leadership Team, which is responsible for the final review and approval of portfolio management strategies and decisions.

V.       SAI AMENDMENTS TO "INVESTMENT POLICIES,  TECHNIQUES,  AND RISK FACTORS"
         SECTION

     o In the SAI, the following disclosure replaces the first sentence under the heading "Investment Policies, Techniques, and Risk Factors" and the sub-heading "Short Sales":

                The Inverse S&P 500 Fund, Inverse OTC Fund, Inverse Mid-Cap Fund, Inverse Russell 2000(R) Fund, Inverse Government Long Bond Fund, Dynamic Weakening Dollar Fund, Alternative Strategies Funds, Inverse S&P 500 Master Fund, Inverse OTC Master Fund, and Inverse Government Long Bond Master Fund will regularly engage in short sales transactions under which a Fund sells a security it does not own. The Commodities Fund may also engage in short sales transactions under which it sells a security it does not own.

--------------------------------------------------------------------------------
               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



SER-1-SUP-1206x0707